Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Percent
The Netherlands' statutory income tax rate	25.80%	25.80%	25.80%
Taxation of foreign operations, net	(13.50%)	(7.60%)	(4.90%)
Unrecognized tax benefits	15.90%	3.10%	0.90%
Share-based compensation	2.80%	(0.30%)	(0.50%)
Prior year taxes	1.20%	0.30%	(1.10%)
Government incentives	(2.80%)	(1.00%)	(0.50%)
Changes in tax laws and rates	(0.20%)	0.20%	(0.20%)
Tax impact from nondeductible (deductible) items	1.20%	1.30%	(1.90%)
Valuation allowance	(0.80%)	(1.80%)	0.00%
Other items, net	1.40%	0.60%	(0.20%)
Effective tax rate	31.00%	20.60%	17.40%
Taxation of foreign operations, net	$ 11.5